INTEREST EXPENSE (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
INTEREST EXPENSE
Interest expense on leases	$ (1,091,800)	$ (301,503)
Interest expense on CEBA loan	(4,543)	(1,793)
Total interest expense	$ (1,096,343)	$ (303,296)